S000001577 [Member] Annual Fund Operating Expenses - Moderate Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.40%	[1]
Acquired Fund Fees and Expenses	0.54%	[1]
Expenses (as a percentage of Assets)	1.61%	[1]
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	1.29%	[1]
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.40%	[1]
Acquired Fund Fees and Expenses	0.54%	[1]
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.34%)	[1]
Net Expenses (as a percentage of Assets)	0.77%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.40%	[1]
Acquired Fund Fees and Expenses	0.54%	[1]
Expenses (as a percentage of Assets)	1.36%	[1]
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	1.04%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.65%	[1]
Acquired Fund Fees and Expenses	0.54%	[1]
Expenses (as a percentage of Assets)	2.11%	[1]
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	1.79%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.40%	[1]
Acquired Fund Fees and Expenses	0.54%	[1]
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	0.87%	[1]
Class R1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.40%	[1]
Acquired Fund Fees and Expenses	0.54%	[1]
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	0.79%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.08% of its transfer agency fees for Class A, Class C, Class R1 and Class R5 Shares. These waivers may not be terminated during the relevant period except with Board approval. “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses is reflected under “Acquired Fund Fees and Expenses.” “Other Expenses” for Class M Shares are based on estimated amounts for the current fiscal year as this Share Class did not have any assets during the most recent fiscal year.